UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund:  BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,315,625
County of Jefferson Alabama Sewer, Refunding RB, Senior Lien, Series A (AGM):
5.00%, 10/01/44	1,665	1,868,263
5.25%, 10/01/48	3,175	3,603,498
County of Jefferson Alabama Sewer Revenue, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,378,487

		19,165,873
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,745	1,745,454
5.00%, 6/01/46	6,450	5,287,968

		7,033,422
Arizona — 2.6%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,670	2,563,093
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,810,308
5.00%, 12/01/37	5,000	6,039,450
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,153,751

		19,566,602
California — 8.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	5,199,375
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,830,667
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,155	3,750,948
St. Joseph Health System, 5.00%, 7/01/33	2,560	3,030,349
Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	$305	$345,068
5.25%, 8/15/49	770	866,173
California Pollution Control Financing Authority, RB (a):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,510	2,603,046
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	1,650	1,810,446
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	2,300	2,605,647
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/42	585	650,157
California Statewide Financing Authority, RB, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,285,526
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,852,330
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	484,295
6.25%, 10/01/40	335	400,037
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,038
Various Purposes, 6.00%, 3/01/33	5,085	6,299,908
Various Purposes, 6.50%, 4/01/33	14,075	17,358,275
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,874,640
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,965,938

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	$1,960	$1,960,274

		65,183,137
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,145	3,445,630
University of Colorado, RB, Series A (b):
5.25%, 6/01/19	2,250	2,617,740
5.38%, 6/01/19	1,250	1,470,150
5.38%, 6/01/19	830	970,046

		8,503,566
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	3,145,113
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University:
5.00%, 7/01/39	5,000	5,793,200
Series G, 5.00%, 7/01/35	2,225	2,577,974

		11,516,287
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,654,115
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	9,146,854

		11,800,969
District of Columbia — 3.5%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,865,130
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	8,350	4,321,876
Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	$15,000	$7,424,550
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	13,410	6,355,133
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,764,452

		25,731,141
Florida — 4.3%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,188,892
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	6,900	7,933,689
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,155	2,442,219
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,757,164
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	6,150	7,647,402
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	4,049	1,698,631

		31,667,997
Georgia — 1.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,075	1,285,894
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,960,678
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	6,945	7,951,886

		11,198,458
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,191,664

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	$10,000	$10,021,500
Illinois — 18.2%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,009,670
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	3,500	4,141,235
Series C, 6.50%, 1/01/41	11,920	14,586,861
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	6,515	6,868,960
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,390	6,974,046
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,660	1,869,675
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	9,280	9,927,187
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	4,200	4,928,028
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,461,151
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	6,204,328
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,944,538
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,250,686
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,763,372
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	4,720	5,434,797
Series C, 5.00%, 1/01/36	6,795	7,959,731
Series C, 5.00%, 1/01/37	5,815	6,806,283
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	$27,225	$6,425,372
Series B (AGM), 5.00%, 6/15/50	12,435	13,407,293
Series B-2, 5.00%, 6/15/50	5,085	5,471,053
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,266,145
6.00%, 6/01/28	2,335	2,796,419
State of Illinois, GO:
5.50%, 7/01/38	4,000	4,550,760
5.00%, 2/01/39	3,195	3,459,674
Series A, 5.00%, 4/01/38	2,510	2,703,270
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,450,504
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,675	1,933,034
5.00%, 4/01/44	2,045	2,354,736

		134,948,808
Indiana — 4.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	1,925	2,058,807
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	2,025,160
7.00%, 1/01/44	3,950	4,922,253
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,852,370
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	910	996,268
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	3,296,239
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,913,993
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,614,904

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	$2,230	$2,578,304
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,580	2,962,536

		36,220,834
Iowa — 2.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,950	2,088,859
5.50%, 12/01/22	4,765	5,068,864
5.25%, 12/01/25	940	1,038,474
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	3,150	3,348,576
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	3,500	3,327,310
Series C, 5.63%, 6/01/46	4,335	3,920,271

		18,792,354
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	5,190,650
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,055	2,370,895
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 7/01/43 (f)	2,485	1,842,876

		4,213,771
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (b)	1,610	1,888,192
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	10,345,680
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	$1,260	$1,371,296
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,311,074
5.25%, 5/15/31	1,750	1,959,772
5.25%, 5/15/32	2,240	2,538,771
5.25%, 5/15/33	2,430	2,742,304
5.25%, 5/15/35	1,025	1,156,610

		24,313,699
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,543,678
Maryland — 0.8%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,507,020
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	960,353
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,400	2,699,880
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/15 (b)	500	507,185

		5,674,438
Massachusetts — 2.0%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,359,160
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	4,565	4,754,402
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,520,965

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	$1,640	$1,872,503

		14,507,030
Michigan — 4.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,995	9,904,394
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	3,220,063
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,830	1,979,365
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 9/01/18 (b)	2,000	2,508,020
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	6,365	8,037,913
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	6,085	6,993,369

		32,643,124
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	319,623
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	586,938
Municipal Bonds	Par (000)	Value
Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$510	$578,626

		1,165,564
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,892,912
5.00%, 9/01/42	925	1,029,090
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	4,910	5,775,878

		8,697,880
New Jersey — 3.9%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,056,354
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	3,103,675
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,355	1,550,499
5.00%, 1/01/43	1,835	2,081,367
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	7,395	2,962,807
Transportation Program, Series AA, 5.00%, 6/15/44	7,265	8,061,825
Transportation System, Series A, 5.50%, 6/15/41	3,630	4,184,737
Transportation System, Series B, 5.25%, 6/15/36	4,990	5,584,658

		28,585,922
New York — 9.6%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,250	1,257,175
City of New York New York Transitional Finance Authority, RB:
Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,985	5,753,338

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, RB (concluded):
Future Tax Secured Revenue, Fiscal 2015, Series B-1, 5.00%, 8/01/39	$8,965	$10,625,318
County of Oneida New York Industrial Development Agency, RB, Hamilton College Civic Facility, 5.00%, 9/15/26	1,990	2,233,198
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	508	584,467
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,943,419
5.25%, 11/15/39	1,765	2,111,770
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	4,910	5,628,775
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,833,450
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	10,040	10,737,077
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	705	789,522
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,760	1,986,318
New York State Dormitory Authority, RB, Series F:
5.00%, 3/15/15 (b)	75	75,458
5.00%, 3/15/35	6,305	6,343,524
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	4,324,857
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	3,128,790
6.00%, 12/01/42	1,485	1,765,561
Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$4,900	$4,643,779

		70,765,796
North Carolina — 2.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	3,675	3,996,673
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	3,201,066
North Carolina Medical Care Commission, Refunding RB:
1st Mortage, Aldersgate, 6.25%, 7/01/35	2,970	3,278,227
1st Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	5,210,400
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,210	1,386,091

		17,072,457
Ohio — 0.6%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,543,130
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	3,106,647

		4,649,777
Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,824,822
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	2,560	2,764,979

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	$3,805	$4,358,247
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	3,210	3,321,162
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,890	1,991,966
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,684,380

		20,945,556
Rhode Island — 0.2%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (d)(e)	4,155	1,681,612
South Carolina — 4.8%
Charleston Educational Excellence Finance Corp., RB, (AGC) (b):
5.25%, 12/01/15	7,795	8,126,053
5.25%, 12/01/15	6,920	7,213,892
5.25%, 12/01/15	2,510	2,616,600
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	7,659,147
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,653,150

		35,268,842
Tennessee — 2.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	3,293,871
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	1,625	1,625,098

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
County of Shelby Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Childrens Research Hospital, 5.00%, 7/01/31	$11,250	$11,871,112

		16,790,081
Texas — 8.8%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,365	5,142,014
Sub-Lien, 5.00%, 1/01/33	725	800,690
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/44	1,280	1,474,637
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	3,060	3,577,782
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,526,808
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,396,416
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,861,034
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	460	539,649
7.00%, 1/01/43	485	574,230
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	5,016,773
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	410	434,510
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	1,000	1,151,460
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	4,110	1,444,994
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (b)	12,140	12,793,375

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	$6,365	$7,847,663
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,349,460
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	7,503,873
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	1,695	1,911,299

		65,346,667
U.S. Virgin Islands — 1.3%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	8,895	9,950,125
Virginia — 1.9%
County of James City Virginia EDA, Refunding RB, 1st Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,528,395
5.50%, 9/01/34	2,000	2,035,700
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,618,484
6.00%, 1/01/37	5,905	6,906,665

		14,089,244
Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,725,459
Wisconsin — 3.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	17,098,224
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$4,970	$5,682,102

		22,780,326
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	7,203,980
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	658,998

		7,862,978
Total Municipal Bonds — 113.1%		836,326,911

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,865,679
California — 7.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44 (b)	6,581	7,869,996
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	5,310	6,046,285
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	19,080	22,008,398
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,977	13,788,407
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	5,165,452

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$2,154	$2,516,935

		57,395,473
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	8,030,478
Series C-7, 5.00%, 9/01/36	4,800	5,155,344
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	4,299	4,983,442

		18,169,264
Connecticut — 2.7%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,899,445
Series X-3, 4.85%, 7/01/37	9,266	10,052,927

		19,952,372
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	13,298,557
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	7,183,331
Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,399,952
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	4,048	4,682,165
New York — 6.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,194	3,745,253
Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	$3,260	$3,832,511
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	21,630	25,454,833
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	13,080	15,611,503

		48,644,100
North Carolina — 3.2%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	20,148,865
Wake Forest University, 5.00%, 1/01/38	3,120	3,536,676

		23,685,541
Ohio — 4.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	31,795,751
Texas — 2.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,837,469
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	8,049,967
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,241	7,302,909

		21,190,345
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,300	8,213,150
Virginia — 3.5%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	7,266,874
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,919,761

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$6,075	$6,914,534

		26,101,169
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,922,362
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	11,456	12,806,814
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.8%		309,306,025
Total Long-Term Investments (Cost — $1,015,673,971) — 154.9%		1,145,632,936

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	5,563,394	$5,563,394
Total Short-Term Securities (Cost — $5,563,394) — 0.8%		5,563,394
Total Investments (Cost — $1,021,237,365*) — 155.7%		1,151,196,330
Other Assets Less Liabilities — 0.4%		3,355,760
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.1%)		(163,652,440)
VRDP Shares, at Liquidation Value — (34.0%)		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$739,499,650

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$858,718,199

Gross unrealized appreciation	$134,419,878
Gross unrealized depreciation	(5,562,561)

Net unrealized appreciation	$128,857,317

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $23,450,870.

(i)	Represents the current yield as of report date.

(j)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,902,847	660,547	5,563,394	$4,746

10	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
S/F	Single-Family

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(928)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$121,452,000	$(3,223,107)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015	11

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,145,632,936	—	$1,145,632,936
Short-Term Securities	$5,563,394	—	—	5,563,394

Total	$5,563,394	$1,145,632,936	—	$1,151,196,330

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(3,223,107)	—	—	$(3,223,107)

[2]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,259,000	—	—	$1,259,000
Liabilities:
Bank overdraft	—	$(61,169)	—	(61,169)
TOB trust certificates	—	(163,620,814)	—	(163,620,814)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	$1,259,000	$(415,081,983)	—	$(413,822,983)

During the period ended January 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 25, 2015